Investment Strategy - Lazard Government Money Market Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a “government money market fund” under federal regulations.

A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit money market funds to impose a “liquidity fee.” Under normal circumstances, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. Government Securities, including U.S. Government Securities subject to repurchase agreements.

Many U.S. Government Securities, including those in which the Portfolio invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. The Portfolio generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the Portfolio generally expects its distributions to be exempt from U.S. withholding tax when paid to non-U.S. investors.

Pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity. The Portfolio will maintain a dollar-weighted average portfolio maturity of 60 calendar days or less, maintain a dollar-weighted average life for its portfolio of 120 calendar days or less and invest only in securities that mature or are deemed to mature in 397 calendar days or less.

The Portfolio may also hold cash from time to time. Lazard Asset Management LLC (the “Investment Manager”) seeks to maintain the Portfolio’s share price at $1.00 by valuing its securities using the amortized cost method. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.